GOODWILL AND OTHER INTANGIBLES (Tables)	9 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the nine months ended September 30, 2019 are as follows:

	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at Balance at January 1, 2019	$1,646	$587	$62	$5	$153	$2,453
Foreign currency translation and other	4	—	(4)	—	(1)	(1)
Balance at Balance at September 30, 2019	$1,650	$587	$58	$5	$152	$2,452

Summary of Other Intangible Assets
As of September 30, 2019 and December 31, 2018, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		September 30, 2019			December 31, 2018
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$318	$217	$101	$320	$207	$113
Patents, concessions and licenses and other	5-25	1,889	1,503	386	1,879	1,477	402
		2,207	1,720	487	2,199	1,684	515
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,480	$1,720	$760	$2,472	$1,684	$788